ProShares S&P Kensho Cleantech ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares S&P Kensho Cleantech ETF | None
Prospectus [Line Items]
Annual Return [Percent]	(20.31%)	(10.32%)	(20.38%)